Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

The Company’s goodwill by segment as of December 31, 2012 and as of December 31, 2011 was as follows:

Utility T&D	Goodwill	Impairment Reserves	Total, Net
Balance as of July 1, 2010	$168,919	$—	$168,919
Purchase price adjustments	446	—	446

Balance as of December 31, 2010	$169,365	$—	$169,365
Purchase price adjustments	(9,402)	—	(9,402)
Reorganization of reporting structure	(8,353)	—	(8,353)
Impairment losses	—	(143,543)	(143,543)

Balance as of December 31, 2011	$151,610	$(143,543)	$8,067
Impairment losses	—	(8,067)	(8,067)

Balance as of December 31, 2012	$151,610	$(151,610)	$—

Oil & Gas	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$76,425	$—	$76,425
Purchase price adjustments	617	—	617
Impairment losses	—	(54,686)	(54,686)

Balance as of December 31, 2010	77,042	(54,686)	22,356
Reorganization of reporting structure	8,353	—	8,353
Impairment losses	—	(30,709)	(30,709)

Balance as of December 31, 2011	$85,395	$(85,395)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$85,395	$(85,395)	$—

Canada	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$1,923	$—	$1,923
Translation adjustment	539	—	539

Balance as of December 31, 2010	2,462	—	2,462
Translation adjustment	(252)	—	(252)
Impairment losses	—	(2,210)	(2,210)

Balance as of December 31, 2011	$2,210	$(2,210)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$2,210	$(2,210)	$—

Professional Services	Goodwill	Impairment Reserves	Total, Net
Balance as of January 1, 2010	$7,427	$—	$7,427
Purchase price adjustments	—	—	—
Impairment losses	—	(5,314)	(5,314)

Balance as of December 31, 2010	7,427	(5,314)	2,113
Impairment losses	—	(2,113)	(2,113)

Balance as of December 31, 2011	$7,427	$(7,427)	$—
Impairment losses	—	—	—

Balance as of December 31, 2012	$7,427	$(7,427)	$—

The Company records as goodwill the amount by which the total purchase price the Company pays in its acquisition transactions exceeds its estimated fair value of the identifiable net assets it has acquired. The Company’s goodwill impairment assessment includes a two-step fair value-based test and is performed annually, or more frequently if events or circumstances exist which indicate that goodwill may be impaired. The Company has determined that its segments represent its reporting units for the purpose of assessing goodwill impairments.

The first step of the two-step fair value-based test involves comparing the fair value of each of the Company’s reporting units with its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step is performed. The second step compares the carrying amount of the reporting unit’s goodwill to the implied fair value of the goodwill. If the implied fair value of goodwill is less than the carrying amount, an impairment loss would be recorded as a reduction to goodwill with a corresponding charge to operating expense.

The Company performs the required annual impairment test for goodwill by determining the fair values of its reporting units using a weighted combination of the following generally accepted valuation approaches:

•	Income Approach – discounted cash flows of future benefit streams;

•	Market Approach – public comparable company multiples of EBITDA; and

•	Market Approach – multiples generated from recent transactions comparable in size, nature and industry.

These approaches include numerous assumptions with respect to future circumstances, such as industry and/or local market conditions that might directly impact operations in the future, and are, therefore, uncertain. These approaches are utilized to develop a range of fair values and a weighted average of these approaches are utilized to determine the best fair value estimate within that range.

Income Approach – Discounted Cash Flows. This valuation approach derives a present value of the reporting unit’s projected future annual cash flows over the next eight years and the present residual value of the segment. The Company used a variety of underlying assumptions to estimate these future cash flows, including assumptions relating to future economic market conditions, sales volumes, costs and expenses and capital expenditures. These assumptions are dependent on regional market conditions, including competitive position, degree of vertical integration, supply and demand for materials and other industry conditions. The discount rate used in the Company’s analysis for 2012, specifically the weighted average cost of capital, was approximately 16 percent. The revenue compounded annual growth rates used in the Company’s analysis for 2012 varied from (7.7) percent to 3.0 percent. The Company’s EBITDA margins derived from these underlying assumptions for its 2012 analysis varied between approximately 8.0 percent and 8.2 percent. The terminal growth rate used for its 2012 analysis was 3.0 percent.

Market Approach – Multiples of EBITDA. This valuation approach utilizes publicly traded construction companies’ enterprise values, as compared to their recent EBITDA information. For the 2012 analysis, the Company used an average EBITDA multiple of 4.3 times in determining this market approach metric. This multiple is used as a valuation metric to the Company’s most recent financial performance. The Company used EBITDA as an indicator of demand because it is a widely used key indicator of the cash generating capacity of similar companies.

Market Approach - Comparisons of Recent Transactions. This valuation approach uses publicly available information regarding recent third-party sales transactions in the Company’s industry to derive a valuation metric of the target’s respective enterprise values over their EBITDA amounts. For the Company’s 2012 analysis, the Company did not weight this market approach because current economic conditions did not yield significant recent transactions to derive an appropriate valuation metric.

The Company selected these valuation approaches because it believe the combination of these approaches, along with its best judgment regarding underlying assumptions and estimates, provides the Company with the best estimate of fair value. The Company believes these valuation approaches are proven and appropriate for its industry and widely accepted by investors. The estimated fair value would change if the Company’s weighting assumptions under these valuation approaches were materially modified. For its 2012 analysis, the Company weighted the Income Approach – Discounted Cash Flows at 70 percent, the Market Approach – Multiples of EBITDA at 30 percent and the Market Approach – Comparison of Recent Transactions at 0 percent This weighting was utilized to reflect fair value in current market conditions.

The Company’s valuation model utilizes assumptions, which represent its best estimate of future events, but would be sensitive to positive or negative changes in each of the underlying assumptions as well as an alternative weighting of valuation methods, which would result in a potentially higher or lower goodwill impairment charge.

Detailed below is a table of key underlying assumptions for all reporting units utilized in the fair value estimate calculation for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Income Approach – Discounted Cash Flows
Revenue Growth Rates	(7.7)% to 3.0%	2.5% to 41.0%	3.0% to 34.6%
Weighted Average Cost of Capital	16.0%	17.0% to 18.0%	14.0% to 15.0%
Terminal Value Rate	3.0%	2.5%	3.0%
EBITDA Margin Rate	8.0% to 8.2%	4.1% to 12.0%	4.2% to 6.7%
Market Approach – Multiples of EBITDA
EBITDA Multiples Used	4.3	3.0 to 4.5	4.5 to 5.5
Market Approach – Comparison of Recent Transactions
EBITDA Multiples Used	N/A	N/A	N/A

In 2012, the Company recorded an impairment charge of $8,067 in its Utility T&D segment. The operating performance and future outlook for the electric and gas distribution business in the Northeast continued to decline, which ultimately resulted in the Company’s decision to sell the business and discontinue its operations. Further, the challenging competitive landscape contributed to the full write-off of goodwill attributed to this segment.

In 2011, the Company recorded impairment charges of $143,543, $30,709, $2,210 and $2,113, respectively, in its Utility T&D, Oil & Gas, Canada and Professional Services segments. The slow economic recovery, exacerbated by the instability in world financial markets and the hard-hit U.S. housing sector, resulted in a reassessment of future growth rates and a reduction in the outlook for future cash flows in the Utility T&D segment. The impairment charge for the Company’s Oil & Gas, Professional Services and Canada segments represented a full write-off of goodwill and was a result of a depressed fair market valuation.

In 2010, the Company recorded impairment charges of $54,686 and $5,314, respectively related to its Oil & Gas and Professional Services segments. These impairment charges were a result of reduced demand for services within these segments which stemmed from a combination of lower levels of capital and maintenance spending in the refining industry and significantly decreased margins within a highly competitive environment.

The Company’s other intangible assets as of December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Customer	Trademark/	Non-compete
	Relationships	Tradename	Agreements	Technology	Total
Balance as of December 31, 2011	$156,857	$10,794	$550	$4,675	$172,876
Amortization	(12,948)	(1,263)	(222)	(552)	(14,985)
Other	—	171	—	—	171

Balance as of December 31, 2012	$143,909	$9,702	$328	$4,123	$158,062

Weighted average remaining amortization period	11.3 yrs	7.4 yrs	1.5 yrs	7.5 yrs

	December 31, 2011
	Customer	Trademark/	Non-compete
	Relationships	Tradename	Agreements	Technology	Total
Balance as of December 31, 2010	$169,930	$11,919	$770	$5,225	$187,844
Amortization	(13,073)	(1,265)	(220)	(550)	(15,108)
Other	—	140	—	—	140

Balance as of December 31, 2011	$156,857	$10,794	$550	$4,675	$172,876

Weighted average remaining amortization period	12.3 yrs	8.3 yrs	2.5 yrs	8.5 yrs

Intangible assets are amortized on a straight-line basis over their estimated useful lives, which range from 5 to 15 years.

Estimated amortization expense for each of the subsequent five years and thereafter is as follows:

Fiscal year:
2013	$15,065
2014	14,955
2015	14,845
2016	14,845
2017	14,845
Thereafter	83,507

Total amortization	$158,062